RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 67,495		¥ 80,376		$ 9,247
Other Liability, Current, Related Party [Extensible Enumeration]		Related Party [Member]		Related Party [Member]		Related Party [Member]
Investment made		¥ 17,771	$ 2,435	¥ 20,845	¥ 9,182
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Investment made	¥ 50,000
Qibutianxia
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 1,656		¥ 1,656
Other Liability, Current, Related Party [Extensible Enumeration]		qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember
Amounts of loans under such arrangement		¥ 0		¥ 5,239,031
Qihu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 58,405		¥ 63,562
Other Liability, Current, Related Party [Extensible Enumeration]		qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember		qfin:EntityControlledByChairmanMember
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 7,434		¥ 15,158
Other Liability, Current, Related Party [Extensible Enumeration]		us-gaap:OtherAffiliatesMember		us-gaap:OtherAffiliatesMember		us-gaap:OtherAffiliatesMember
Beijing Qifei | Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage	25.00%